Lease accounting - Summary of lease cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lease accounting
Relating to the operating lease liabilities	$ 2,835	$ 2,862	$ 2,155
Relating to short-term leases	894	1,518	912
Total lease cost	$ 3,729	$ 4,380	$ 3,067